INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
Schedule of Deferred Tax Assets and Liabilities
	As of
	March 31,	December 31,	December 31,
	2022	2022	2021
Tax Recoverable
Local	$-	$-	$-
Foreign, representing Malaysia	(27,823)	(31,551)	-
Tax Recoverable	(27,823)	(31,551)	-

Income tax liabilities:
Local	$-	$-	$-
Foreign, representing Malaysia	-	-	97,585
Income tax payables	-	-	97,585

Deferred tax liabilities:
Local	$-	$-	$-
Foreign, representing Malaysia	30,678	30,866	28,416
Deferred tax liabilities	30,678	30,866	28,416
Total	2,855	(685)	126,001

	As of
	December 31,	December 31,
	2022	2021

Tax Recoverable
Local	$-	$-
Foreign, representing Malaysia	(31,551)	-
Tax Recoverable	(31,551)	-

Income tax liabilities:
Local	-	-
Foreign, representing Malaysia	-	97,585
Income tax liabilities	-	97,585

Deferred tax liabilities:
Local	-	-
Foreign, representing Malaysia	30,866	28,416
Deferred tax liabilities	30,866	28,416
Total	$(685)	$126,001